Stock-based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions				3 Months Ended		9 Months Ended		12 Months Ended			24 Months Ended
	Jul. 02, 2020 shares	Jun. 08, 2020 USD ($) employee	Jan. 01, 2019 USD ($) item	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) employee $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) employee	Dec. 31, 2017 USD ($) employee	Jul. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 2.7	$ 1.5	$ 7.3	$ 2.3	$ 4.3	$ 2.1
Proceeds from release of shares upon repayment						$ 1.3
Settlement of subscriptions receivable, number of executive employees | employee		2
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares) | shares	5,503,678
Common stock reserved for issuance, annual increase, percentage of outstanding shares	5.00%
Maximum shares that may be issued upon exercise of incentive stock options (shares) | shares	3,650,000
Common stock available for grant (shares) | shares				5,262,053		5,262,053
Shares available for future grant, transferred from previous plan (shares) | shares	1,753,678
2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance, annual increase, percentage of outstanding shares	1.00%
Number of shares available for issuance, annual increase (shares) | shares	1,000,000
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares) | shares												7,312,590
Common stock reserved for issuance, annual increase, percentage of outstanding shares								7312590.00%
Common stock available for grant (shares) | shares				0		0		2,364,832
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 2.7	1.5	$ 7.3	2.3	$ 4.3	$ 2.1
Repricing of stock options (shares) | shares								1,708,300
Repricing of stock options, number of employees impacted | employee								198
Repricing of stock options, exercise price, lower limit (usd per share) | $ / shares								$ 26.04
Repricing of stock options, exercise price, upper limit (usd per share) | $ / shares								28.53
Repricing of stock options, fair value (usd per share) | $ / shares								$ 23.69
Repricing of stock options, incremental expense				0.1		0.3
Repricing of stock options, unrecognized incremental expense				1.3		$ 1.3
Repricing of stock options, unrecognized incremental expense, period for recognition						1 year 1 month 6 days
Unrecognized expense				32.3		$ 32.3		$ 27.3
Unrecognized expense, period for recognition						1 year 4 months 24 days		1 year 7 months 6 days
Options to purchase common stock | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years		4 years
Expiration period						10 years		10 years
Executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repricing of stock options (shares) | shares								105,487	62,500
Repricing of stock options, incremental expense								$ 0.2	$ 0.1
Unrecognized expense								$ 0.2
Unrecognized expense, period for recognition								1 year 3 months 18 days
Executive | Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.2	0.2
Unrecognized expense				$ 0.1		$ 0.1
Unrecognized expense, period for recognition						7 months 6 days
Subscriptions receivable, number of executive employees			2							2
Subscriptions receivable										$ 1.5	$ 1.5
Subscriptions receivable, weighted average interest rate										1.90%	1.90%
Proceeds from release of shares upon repayment		$ 1.3	$ 1.3						$ 1.2
Settlement of subscriptions receivable, number of executive employees | employee											2